Other Receivables (Details) - Schedule of other receivables - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of other receivables [Abstract]
Government agencies	$ 24	$ 102
Prepaid expenses	124	132
Other	107	76
Total other receivables	$ 255	$ 310